Business combinations - Schedule of Vend Acquisition (Details) - Vend Limited $ in Thousands	Apr. 16, 2021 USD ($)
Current assets
Cash and cash equivalents	$ 12,753
Trade receivables and other assets	3,878
Total current assets	16,631
Property and equipment	868
Goodwill	293,664
Customer relationships	48,300
Software technology	43,700
Other long-term assets	437
Total assets	403,600
Current liabilities
Accounts payable and accrued liabilities	4,241
Deferred revenue	5,961
Total current liabilities	10,202
Deferred tax liability	8,776
Total liabilities	18,978
Fair value of net assets acquired	384,622
Less: Cash acquired	12,753
Fair value of net assets acquired, less cash acquired	371,869
Paid in Common Shares of the Company	180,086
Paid in cash	192,020
Receivable from Vend (already received)	$ (237)